Fair Value Measurements (Tables)	4 Months Ended	7 Months Ended
	Jun. 30, 2020	Sep. 30, 2020
Fair Value Measurements
Summary of Company's assets that are measured at fair value on a recurring basis

Description	Level	June 30, 2020
Assets:
Marketable securities held in Trust Account	1	$100,011,032

Description	Level	September 30, 2020
Assets:
Marketable securities held in Trust Account	1	$100,038,271